SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Q1) (Details) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		$ 169,050,000	$ 0
Payments of offering costs		(129,039)	0
Class A ordinary shares subject to possible redemption	$ 175,087,500	$ 175,087,500	175,087,500
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	175,087,500		175,087,500
Accretion of carrying value to redemption value	25,026,991		25,026,991
Class A ordinary shares subject to possible redemption	175,087,500		175,087,500
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Payments of offering costs	(9,243,241)		(9,243,241)
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants	(13,196,250)		(13,196,250)
Initial Public Offering [Member] | Private Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants	$ (2,587,500)		$ (2,587,500)